SCHEDULE OF CONTRACT COSTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Balance at the beginning of year	$ 440,330
Additions	50,123	1,206,379
Recognized to cost of revenue during the year	(489,796)	(766,049)
Exchange Rate Translation	(657)
Balance at the end of year		$ 440,330